SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Employee Option Plans (Details) $ in Millions			12 Months Ended
	Mar. 16, 2016 USD ($) shares	Mar. 16, 2012 shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Parent
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Post-vesting holding period			5 years
AXA Shareplan Optiona Current Year [Member] | Parent
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount from market price, purchase date			20.00%
Weighted average purchase price of shares purchased | € / shares			€ 15.53
AXA Shareplan Option B 2015 | Parent
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount from market price, purchase date			8.63%
Ordinary share price measurement period (52 weeks)			364 days
Shares issued during period under employee stock ownership plan			6,000,000	5,000,000	5,000,000
Weighted average purchase price of shares purchased | € / shares			€ 17.73
AXA Shareplan 2014 | Parent
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Recognized compensation expense | $				$ 16
AXA Shareplan 2013 | Parent
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Recognized compensation expense | $					$ 10
AXA Miles Program 2012 | AXA Financial
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Maximum number of shares per employee		50
Stock options exercised (in shares) | $	$ 4
Vesting period		4 years
Units issued upon exercise of options (in shares)	200,000
AXA Miles Program 2012 | AXA Financial | Four Year Cliff Vesting Term
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Maximum number of shares per employee		25